Fair Value Measurements Changes in Level 3 Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	[1]	$ 0
Restructuring of CEOC and other	[1]	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	[1]	1,080
Change in fair value	[1]	(64)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	[1]	1,016		$ 0
Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		1,600	[1]	0
Restructuring of CEOC and other		640	[1]	1,600
Settlement of Restructuring Support and Forbearance Agreement Accrual	[1]	(2,240)		0
Change in fair value		0	[1]	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	[1]	0		1,600
Call Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		131	[2]	0
Restructuring of CEOC and other		46	[2]	131
Settlement of Restructuring Support and Forbearance Agreement Accrual		(177)	[2]	0	[1]
Change in fair value		0	[2]	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	[2]	$ 0		$ 131

[1]	The CEC Convertible Notes were remeasured at fair value and issued on the Effective Date with a debt component and a derivative liability component. See Note 12 for further details on the debt portion of the CEC Convertible Notes. The derivative portion of the CEC Convertible Notes is a recurring fair value measurement, see below.
[2]	The VICI Call Right was remeasured at fair value and then transferred to Accrued expenses and other current liabilities on the Balance Sheet upon settlement on the Effective Date because it is an option related to real estate and therefore not a derivative. See Note 9.